High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.0%
Security	Principal Amount (000's omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 11.039%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	$2,000	$ 1,684,814
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.332%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,713,676
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 6.96%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,496,997
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.142%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,000	932,938
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 11.642%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	2,000	1,849,328
Canyon Capital CLO, Ltd., Series 2022-1A, Class E, 11.032%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,776,322
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.258%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,680,936
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 11.739%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,811,784
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.395%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	2,000	1,848,508
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 10.942%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	1,000	922,722
Palmer Square CLO, Ltd., Series 2021-3A, Class E, 10.942%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(2)	2,000	1,820,722
Wellfleet CLO, Ltd.:
Series 2021-2A, Class E, 11.752%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	2,000	1,691,180
Series 2021-3A, Class E, 11.892%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	2,000	1,752,826
Total Asset-Backed Securities (identified cost $24,409,350)		$ 21,982,753

Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$3,190	$ 2,441,379
Total Commercial Mortgage-Backed Securities (identified cost $3,059,657)		$ 2,441,379

Common Stocks — 1.6%
Security	Shares	Value
Building Materials — 0.3%
Builders FirstSource, Inc.(4)	38,770	$ 3,089,969
		$ 3,089,969
Energy — 0.5%
Ascent CNR Corp., Class A(4)(5)(6)	6,273,462	$ 1,631,100
Energy Transfer, L.P.	230,000	3,054,400
		$ 4,685,500
Entertainment & Film — 0.3%
GFL Environmental, Inc.	105,500	$ 3,255,730
		$ 3,255,730
Gaming — 0.2%
Caesars Entertainment, Inc.(4)	40,000	$ 2,082,400
New Cotai Participation Corp., Class B(4)(5)(6)	7	0
		$ 2,082,400
Leisure — 0.0%(7)
iFIT Health and Fitness, Inc.(4)(5)(6)	514,080	$ 359,856
		$ 359,856
Technology — 0.0%(7)
Riverbed Technology, Inc.(4)(8)	35,977	$ 18,079
		$ 18,079
Utility — 0.3%
NextEra Energy Partners, L.P.	45,000	$ 3,298,500
		$ 3,298,500
Total Common Stocks (identified cost $15,890,018)		$ 16,790,034

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Containers — 0.2%
CryoPort, Inc., 0.75%, 12/1/26(1)	$2,070	$ 1,622,466
		$ 1,622,466

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$3,289	$ 2,549,063
		$ 2,549,063
Total Convertible Bonds (identified cost $4,593,635)		$ 4,171,529

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
Entertainment & Film — 0.1%
GFL Environmental, Inc., 6.00%	11,767	$ 807,922
		$ 807,922
Healthcare — 0.1%
Becton Dickinson and Co., Series B, 6.00%	36,441	$ 1,835,169
		$ 1,835,169
Technology — 0.0%(7)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(8)	22,350	$ 11,287
		$ 11,287
Total Convertible Preferred Stocks (identified cost $3,149,399)		$ 2,654,378

Corporate Bonds — 85.8%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.0%
Bombardier, Inc.:
7.125%, 6/15/26(1)	2,033	$ 2,030,865
7.875%, 4/15/27(1)	1,357	1,357,648
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,501	1,356,207
4.125%, 4/15/29(1)	1,016	910,473
Moog, Inc., 4.25%, 12/15/27(1)	2,796	2,596,743
Rolls-Royce PLC, 5.75%, 10/15/27(1)	4,991	4,860,286
Science Applications International Corp., 4.875%, 4/1/28(1)	3,792	3,559,550
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	837	704,777
9.375%, 11/30/29(1)	1,902	2,069,414
Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
TransDigm UK Holdings PLC, 6.875%, 5/15/26	1,585	$ 1,572,209
TransDigm, Inc.:
4.625%, 1/15/29	1,677	1,515,304
5.50%, 11/15/27	3,914	3,742,140
6.25%, 3/15/26(1)	4,436	4,439,450
7.50%, 3/15/27	1,705	1,720,516
		$ 32,435,582
Air Transportation — 1.3%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,780	$ 2,728,458
5.75%, 4/20/29(1)	3,580	3,467,542
United Airlines, Inc.:
4.375%, 4/15/26(1)	1,156	1,098,807
4.625%, 4/15/29(1)	1,799	1,643,702
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	5,300	4,682,285
		$ 13,620,794
Automotive & Auto Parts — 2.8%
Allison Transmission, Inc., 3.75%, 1/30/31(1)	792	$ 670,982
Ford Motor Co.:
3.25%, 2/12/32	6,249	4,967,687
4.75%, 1/15/43	2,651	2,072,414
7.45%, 7/16/31	794	852,765
9.625%, 4/22/30	350	412,386
Ford Motor Credit Co., LLC:
2.90%, 2/16/28	568	489,335
3.37%, 11/17/23	881	861,133
3.625%, 6/17/31	2,065	1,720,312
3.815%, 11/2/27	4,294	3,880,617
4.00%, 11/13/30	1,461	1,277,944
4.125%, 8/17/27	6,184	5,712,717
4.271%, 1/9/27	752	703,746
5.584%, 3/18/24	403	400,566
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29	1,995	1,760,059
5.25%, 7/15/31	1,556	1,316,804
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	1,572	1,169,505
Wheel Pros, Inc., 6.50%, 5/15/29(1)	3,302	1,336,515
		$ 29,605,487
Banking & Thrifts — 0.5%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(9)(10)	2,385	$ 2,247,863

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Banking & Thrifts (continued)
SVB Financial Group, 4.10% to 2/15/31(9)(10)		3,729	$ 2,787,427
			$ 5,035,290
Broadcasting — 2.1%
Audacy Capital Corp., 6.75%, 3/31/29(1)		2,316	$ 396,939
Netflix, Inc.:
5.875%, 2/15/25		2,155	2,188,812
5.875%, 11/15/28		4,530	4,710,878
Playtika Holding Corp., 4.25%, 3/15/29(1)		2,349	1,953,475
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		1,394	1,256,754
3.875%, 9/1/31(1)		1,401	1,156,708
4.125%, 7/1/30(1)		3,608	3,098,604
5.00%, 8/1/27(1)		2,980	2,823,997
Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,038	1,909,778
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,583	1,364,182
7.375%, 6/30/30(1)		1,804	1,771,462
			$ 22,631,589
Building Materials — 2.1%
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		3,014	$ 2,597,533
5.00%, 3/1/30(1)		2,685	2,507,360
Masonite International Corp., 5.375%, 2/1/28(1)		1,059	992,426
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		2,025	1,686,056
PGT Innovations, Inc., 4.375%, 10/1/29(1)		2,368	2,046,366
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		7,210	6,591,995
Standard Industries, Inc.:
2.25%, 11/21/26(11)	EUR	2,443	2,314,823
3.375%, 1/15/31(1)		863	686,506
4.375%, 7/15/30(1)		2,932	2,509,707
5.00%, 2/15/27(1)		690	654,770
			$ 22,587,542
Cable & Satellite TV — 2.0%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/30(1)		5,982	$ 5,118,349
4.50%, 5/1/32		2,500	2,071,925
4.75%, 3/1/30(1)		4,255	3,723,125
4.75%, 2/1/32(1)		1,825	1,553,814
5.00%, 2/1/28(1)		1,895	1,772,052
5.375%, 6/1/29(1)		868	803,868
6.375%, 9/1/29(1)		3,715	3,589,229
Security	Principal Amount* (000's omitted)		Value
Cable & Satellite TV (continued)
DISH Network Corp., 11.75%, 11/15/27(1)		2,454	$ 2,553,669
			$ 21,186,031
Capital Goods — 1.1%
Chart Industries, Inc., 9.50%, 1/1/31(1)		3,038	$ 3,174,315
Madison IAQ, LLC, 5.875%, 6/30/29(1)		3,851	3,061,198
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		3,142	2,690,306
7.50%, 10/15/27(1)		415	411,255
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		2,847	2,568,905
			$ 11,905,979
Chemicals — 2.2%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		2,220	$ 1,904,714
Avient Corp., 7.125%, 8/1/30(1)		2,496	2,517,774
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,935	3,843,779
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	1,769,738
Herens Midco S.a.r.l., 5.25%, 5/15/29(11)	EUR	2,000	1,498,474
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		2,428	2,085,166
4.875%, 6/1/24(1)		1,632	1,609,503
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		2,294	2,086,233
SPCM S.A.:
2.625%, 2/1/29(11)	EUR	910	853,072
2.625%, 2/1/29(1)	EUR	250	234,361
Valvoline, Inc.:
3.625%, 6/15/31(1)		1,154	972,522
4.25%, 2/15/30(1)		2,566	2,525,996
W.R. Grace Holdings, LLC, 4.875%, 6/15/27(1)		1,829	1,699,232
			$ 23,600,564
Consumer Products — 1.3%
Central Garden & Pet Co.:
4.125%, 10/15/30		1,215	$ 1,034,348
5.125%, 2/1/28		1,391	1,326,409
Diamond BC B.V., 4.625%, 10/1/29(1)		1,918	1,615,857
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,561,131
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(11)	EUR	1,800	1,605,687
Spectrum Brands, Inc., 5.50%, 7/15/30(1)		2,830	2,573,489
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		4,319	3,563,888
			$ 14,280,809

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Containers — 1.0%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(11)	EUR	1,150	$ 976,749
4.00%, 9/1/29(1)		1,068	884,764
Ball Corp., 3.125%, 9/15/31		3,800	3,112,747
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		3,826	3,181,625
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,354,031
Sealed Air Corp., 6.125%, 2/1/28(1)		1,189	1,200,771
			$ 10,710,687
Diversified Financial Services — 3.3%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		2,131	$ 2,201,451
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)		3,182	2,627,139
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,114	1,912,462
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		1,000	901,140
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		2,726	2,541,763
6.25%, 5/15/26		2,030	2,005,234
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		3,426	3,063,181
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		3,288	2,749,406
MoneyGram International, Inc., 5.375%, 8/1/26(1)		2,666	2,714,126
MSCI, Inc.:
3.625%, 9/1/30(1)		867	755,743
3.875%, 2/15/31(1)		2,176	1,923,236
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		2,769	2,652,065
PRA Group, Inc.:
5.00%, 10/1/29(1)		655	563,233
7.375%, 9/1/25(1)		2,428	2,410,882
PROG Holdings, Inc., 6.00%, 11/15/29(1)		1,660	1,409,033
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)		2,036	1,817,924
3.625%, 3/1/29(1)		3,127	2,642,221
4.00%, 10/15/33(1)		425	337,605
			$ 35,227,844
Diversified Media — 1.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		1,226	$ 1,031,477
6.125%, 12/1/28(1)		1,804	1,521,908
Cars.com, Inc., 6.375%, 11/1/28(1)		3,521	3,269,284
Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,832	$ 2,414,280
CMG Media Corp., 8.875%, 12/15/27(1)	2,509	1,961,072
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)	4,396	3,533,483
National CineMedia, LLC:
5.75%, 8/15/26	1,660	62,681
5.875%, 4/15/28(1)	2,260	635,659
Urban One, Inc., 7.375%, 2/1/28(1)	2,139	1,948,276
		$ 16,378,120
Energy — 10.6%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%), 10/1/25(2)	3,437	$ 3,437,058
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	3,027,877
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,148,809
7.875%, 5/15/26(1)	1,283	1,318,218
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,209,895
Callon Petroleum Co.:
7.50%, 6/15/30(1)	1,157	1,120,907
8.00%, 8/1/28(1)	3,002	3,005,708
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	2,552	2,292,130
4.50%, 10/1/29	1,896	1,781,501
Cheniere Energy, Inc., 4.625%, 10/15/28	2,512	2,394,953
Chord Energy Corp., 6.375%, 6/1/26(1)	1,560	1,538,495
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	2,418,325
CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,700,181
DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,364,873
Energy Transfer, L.P., 5.00%, 5/15/50	2,087	1,824,819
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	2,111	1,854,260
4.75%, 1/15/31(1)	2,377	2,013,765
6.00%, 7/1/25(1)	410	404,094
6.50%, 7/1/27(1)	1,121	1,102,212
7.50%, 6/1/30(1)	1,881	1,881,066
EQT Corp., 6.125%, 2/1/25	614	620,726
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.00%, 2/1/31(1)	794	737,189
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)	3,659	3,480,935
Nabors Industries, Ltd.:
7.50%, 1/15/28(1)	1,118	1,067,388

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Nabors Industries, Ltd.: (continued)
9.00%, 2/1/25(1)	1,722	$ 1,756,702
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	5,008,729
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	4,745	4,372,612
Occidental Petroleum Corp.:
6.125%, 1/1/31	1,739	1,817,638
6.20%, 3/15/40	736	744,567
8.50%, 7/15/27	3,859	4,273,804
8.875%, 7/15/30	3,417	4,028,096
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,037,061
4.625%, 5/1/30(1)	2,389	2,056,635
Permian Resources Operating, LLC:
5.875%, 7/1/29(1)	4,333	4,067,073
7.75%, 2/15/26(1)	1,675	1,676,591
Plains All American Pipeline, L.P., Series B, 8.716%, (3 mo. USD LIBOR + 4.11%)(2)(9)	1,947	1,781,505
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,260,438
7.125%, 1/15/26(1)	1,095	1,085,765
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)	2,176	2,059,040
8.875%, 11/15/24(1)	630	632,403
Southwestern Energy Co.:
4.75%, 2/1/32	2,583	2,280,169
5.375%, 2/1/29(11)	2,500	1,851,840
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	1,297	1,175,179
4.50%, 4/30/30	3,300	2,944,178
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,585,509
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	4,270	4,047,939
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,355	1,353,782
Transocean, Inc., 8.75%, 2/15/30(1)	1,342	1,385,447
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)	2,380	2,121,722
3.875%, 11/1/33(1)	1,117	950,288
4.125%, 8/15/31(1)	1,449	1,286,719
Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,362,946
Western Midstream Operating, L.P.:
4.30%, 2/1/30	1,803	1,653,856
4.50%, 3/1/28	224	211,931
4.75%, 8/15/28	224	211,351
		$ 112,826,899
Security	Principal Amount* (000's omitted)	Value
Entertainment & Film — 0.3%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	2,166	$ 1,778,069
5.875%, 3/15/26(1)	588	528,833
8.75%, 5/1/25(1)	411	419,040
		$ 2,725,942
Environmental — 1.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 994,045
5.125%, 7/15/29(1)	1,117	1,073,828
6.375%, 2/1/31(1)	585	596,612
Covanta Holding Corp.:
4.875%, 12/1/29(1)	3,689	3,228,410
5.00%, 9/1/30	804	685,800
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,074	4,531,538
3.75%, 8/1/25(1)	669	636,570
4.75%, 6/15/29(1)	6,193	5,597,822
		$ 17,344,625
Food & Drug Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)	2,492	$ 2,295,646
5.875%, 2/15/28(1)	1,807	1,768,339
Arko Corp., 5.125%, 11/15/29(1)	4,390	3,487,262
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,410	2,079,370
Murphy Oil USA, Inc.:
4.75%, 9/15/29	210	192,682
5.625%, 5/1/27	1,190	1,169,901
		$ 10,993,200
Food, Beverage & Tobacco — 2.5%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,531,406
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	2,644	2,597,307
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,700	1,693,651
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	2,154	2,023,449
Kraft Heinz Foods Co.:
3.875%, 5/15/27	1,198	1,167,855
4.375%, 6/1/46	525	459,211
4.625%, 10/1/39	1,361	1,255,689
5.50%, 6/1/50	369	377,019

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		4,485	$ 4,007,975
5.50%, 10/15/27(1)		1,504	1,449,495
6.875%, 5/1/25(1)		890	897,788
Pilgrim's Pride Corp., 3.50%, 3/1/32(1)		4,361	3,559,056
US Foods, Inc., 4.75%, 2/15/29(1)		3,511	3,216,372
			$ 26,236,273
Gaming — 3.1%
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		784	$ 671,425
6.25%, 7/1/25(1)		4,206	4,194,005
7.00%, 2/15/30(1)(12)		1,535	1,563,781
8.125%, 7/1/27(1)		2,617	2,659,095
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		3,352	3,180,528
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(1)		1,303	1,151,689
6.75%, 1/15/30(1)		3,482	2,894,308
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,173,719
6.25%, 1/15/27(1)		1,848	1,850,227
6.50%, 2/15/25(1)		1,412	1,428,407
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		3,759	3,501,546
MGM Resorts International:
4.75%, 10/15/28		2,206	2,003,084
5.50%, 4/15/27		779	752,297
Raptor Acquisition Corp./Raptor Co.-Issuer, LLC, 4.875%, 11/1/26(1)		3,500	3,258,728
Scientific Games International, Inc., 7.00%, 5/15/28(1)		2,834	2,809,482
			$ 33,092,321
Healthcare — 9.3%
AdaptHealth, LLC:
4.625%, 8/1/29(1)		2,182	$ 1,901,286
5.125%, 3/1/30(1)		942	839,546
6.125%, 8/1/28(1)		1,065	1,010,673
Athenahealth Group, Inc., 6.50%, 2/15/30(1)		3,988	3,309,151
Avantor Funding, Inc., 3.875%, 7/15/28(11)	EUR	2,400	2,421,977
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		2,521	2,086,241
Centene Corp.:
2.50%, 3/1/31		3,104	2,541,950
3.00%, 10/15/30		3,896	3,336,963
3.375%, 2/15/30		4,823	4,247,423
4.25%, 12/15/27		1,716	1,648,149
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Centene Corp.: (continued)
4.625%, 12/15/29		3,802	$ 3,616,805
Encompass Health Corp.:
4.625%, 4/1/31		2,043	1,800,517
4.75%, 2/1/30		1,044	958,340
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(13)		1,153	985,815
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(13)		2,774	2,180,641
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)		3,686	3,210,543
HCA, Inc.:
5.875%, 2/15/26		2,349	2,391,970
5.875%, 2/1/29		2,038	2,097,970
HealthEquity, Inc., 4.50%, 10/1/29(1)		2,483	2,226,134
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		3,070	3,139,182
IQVIA, Inc.:
2.25%, 3/15/29(11)	EUR	1,816	1,665,826
5.00%, 5/15/27(1)		1,329	1,291,376
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,745,110
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		587	514,488
LifePoint Health, Inc., 5.375%, 1/15/29(1)		4,272	2,858,889
Medline Borrower, L.P., 5.25%, 10/1/29(1)		7,014	5,882,678
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		1,123	974,753
ModivCare, Inc., 5.875%, 11/15/25(1)		2,469	2,389,671
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		2,889	2,488,339
3.875%, 5/15/32(1)		2,207	1,853,472
Option Care Health, Inc., 4.375%, 10/31/29(1)		3,864	3,343,024
Organon & Co./Organon Foreign Debt Co.-Issuer B.V., 5.125%, 4/30/31(1)		1,850	1,672,946
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		3,146	2,565,742
Perrigo Finance Unlimited Co.:
4.40%, 6/15/30		4,350	3,822,823
4.90%, 12/15/44		469	349,987
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)		866	793,546
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		1,125	988,217
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		2,682	1,770,651
Tenet Healthcare Corp.:
4.375%, 1/15/30		272	242,191
4.625%, 9/1/24		1,476	1,455,079
5.125%, 11/1/27		2,855	2,751,106
6.125%, 10/1/28		2,985	2,794,557
6.875%, 11/15/31		1,683	1,553,040

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		5,799	$ 5,254,184
Varex Imaging Corp., 7.875%, 10/15/27(1)		1,905	1,897,304
			$ 98,870,275
Homebuilders & Real Estate — 3.3%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		2,778	$ 2,442,876
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,227	1,171,288
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)		2,770	2,483,471
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,923	1,724,018
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		2,000	1,969,250
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		1,155	1,026,529
3.75%, 9/15/30(1)		3,492	2,673,675
6.00%, 4/15/25(1)		1,287	1,259,387
KB Home:
4.00%, 6/15/31		162	135,273
4.80%, 11/15/29		1,044	938,034
M/I Homes, Inc., 4.95%, 2/1/28		1,537	1,419,681
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		585	579,323
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		929	798,954
6.25%, 6/15/25(1)		2,319	2,335,210
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)		1,071	1,040,070
5.875%, 6/15/27(1)		1,493	1,469,067
TopBuild Corp., 4.125%, 2/15/32(1)		2,753	2,338,701
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		543	502,368
4.125%, 8/15/30(1)		1,859	1,665,305
4.625%, 12/1/29(1)		4,004	3,733,844
5.625%, 5/1/24(1)		2,505	2,502,830
Vivion Investments S.a.r.l., 3.00%, 8/8/24(11)	EUR	900	827,609
			$ 35,036,763
Insurance — 1.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,488	$ 2,330,958
AmWINS Group, Inc., 4.875%, 6/30/29(1)		2,466	2,166,625
Security	Principal Amount* (000's omitted)	Value
Insurance (continued)
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	3,811	$ 3,371,801
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	3,051	3,101,935
		$ 10,971,319
Leisure — 2.6%
Carnival Corp.:
5.75%, 3/1/27(1)	1,786	$ 1,484,898
6.00%, 5/1/29(1)	973	769,891
Life Time, Inc.:
5.75%, 1/15/26(1)	1,452	1,397,318
8.00%, 4/15/26(1)	1,819	1,768,978
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	2,637	2,589,363
NCL Corp., Ltd.:
3.625%, 12/15/24(1)	674	633,607
5.875%, 3/15/26(1)	792	686,062
5.875%, 2/15/27(1)	946	880,844
7.75%, 2/15/29(1)	792	682,082
NCL Finance, Ltd., 6.125%, 3/15/28(1)	1,732	1,409,857
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)	2,973	3,158,813
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	3,227	2,920,911
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,499,337
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)	4,354	3,715,660
6.25%, 5/15/25(1)	1,820	1,663,956
7.00%, 2/15/29(1)	753	656,093
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)	521	446,083
		$ 27,363,753
Metals & Mining — 1.5%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	$ 2,723,772
First Quantum Minerals, Ltd.:
6.875%, 3/1/26(1)	448	436,204
7.50%, 4/1/25(1)	2,736	2,697,513
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,335,108
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	2,459	2,268,723
6.125%, 4/1/29(1)	1,069	988,483
New Gold, Inc., 7.50%, 7/15/27(1)	2,144	1,992,722
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,591,197
4.75%, 1/30/30(1)	1,281	1,161,246
		$ 16,194,968

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Paper — 0.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	4,583	$ 4,283,043
		$ 4,283,043
Publishing & Printing — 0.7%
LABL, Inc.:
5.875%, 11/1/28(1)	767	$ 694,614
8.25%, 11/1/29(1)	1,537	1,292,041
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	2,092	1,841,158
8.00%, 8/1/29(1)	4,514	3,877,549
		$ 7,705,362
Restaurant — 1.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,612,151
4.00%, 10/15/30(1)	4,616	3,935,394
5.75%, 4/15/25(1)	581	580,855
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,883	4,968,696
IRB Holding Corp., 7.00%, 6/15/25(1)	1,978	1,987,376
Yum! Brands, Inc., 3.625%, 3/15/31	2,452	2,093,770
		$ 15,178,242
Services — 5.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,264	$ 3,041,803
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	2,712	2,614,354
9.75%, 7/15/27(1)	2,000	1,912,650
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,076	925,441
4.625%, 6/1/28(1)	1,231	1,063,369
APi Group DE, Inc., 4.75%, 10/15/29(1)	3,657	3,266,025
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,653	5,304,719
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	2,060	1,815,416
Gartner, Inc.:
3.625%, 6/15/29(1)	605	544,252
3.75%, 10/1/30(1)	2,100	1,863,960
4.50%, 7/1/28(1)	1,449	1,378,354
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	4,546	4,492,878
Hertz Corp. (The):
4.625%, 12/1/26(1)	372	331,545
5.00%, 12/1/29(1)	2,980	2,439,905
Security	Principal Amount* (000's omitted)	Value
Services (continued)
Korn Ferry, 4.625%, 12/15/27(1)	4,099	$ 3,857,343
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,597,397
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	1,500	1,473,311
9.25%, 4/15/25(1)	1,775	1,823,493
11.25%, 12/15/27(1)	1,880	1,993,975
SRS Distribution, Inc.:
6.00%, 12/1/29(1)	2,292	1,961,161
6.125%, 7/1/29(1)	2,668	2,297,855
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,854	2,353,047
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	4,401	4,066,605
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,743	1,787,980
White Cap Buyer, LLC, 6.875%, 10/15/28(1)	755	688,468
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(14)	1,481	1,353,404
		$ 56,248,710
Steel — 1.2%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$ 2,148,395
ATI, Inc., 5.875%, 12/1/27	86	83,074
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,268,892
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,858,474
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	4,252	4,051,029
TMS International Corp., 6.25%, 4/15/29(1)	2,204	1,668,248
		$ 13,078,112
Super Retail — 3.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 741,441
4.75%, 3/1/30	743	650,845
5.00%, 2/15/32(1)	2,334	2,015,934
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	201	196,679
6.75%, 7/1/36	694	628,559
6.875%, 11/1/35	2,146	1,958,531
6.95%, 3/1/33	1,621	1,451,873
7.60%, 7/15/37	855	749,841
9.375%, 7/1/25(1)	289	309,639
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)(12)	2,521	2,484,294
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,497	1,318,520
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	2,048	1,769,636
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)	2,840	2,348,069
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	905	770,236

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Lithia Motors, Inc.: (continued)
4.375%, 1/15/31(1)		3,144	$ 2,680,794
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		5,141	4,388,538
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		2,225	2,061,303
7.75%, 2/15/29(1)		3,088	3,039,258
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,961	1,632,336
4.875%, 11/15/31(1)		1,634	1,307,200
Victoria's Secret & Co., 4.625%, 7/15/29(1)		3,559	2,961,729
William Carter Co. (The), 5.625%, 3/15/27(1)		1,510	1,470,801
			$ 36,936,056
Technology — 4.5%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		2,048	$ 1,822,720
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		2,659	2,408,376
4.00%, 7/1/29(1)		1,006	902,714
Ciena Corp., 4.00%, 1/31/30(1)		1,543	1,352,154
Clarios Global, L.P., 6.75%, 5/15/25(1)		653	657,715
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(11)	EUR	2,958	3,078,557
8.50%, 5/15/27(1)		3,369	3,360,264
Coherent Corp., 5.00%, 12/15/29(1)		1,836	1,670,087
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,227	2,070,598
Imola Merger Corp., 4.75%, 5/15/29(1)		4,502	3,923,223
McAfee Corp, 7.375%, 2/15/30(1)		2,042	1,699,041
NCR Corp.:
5.125%, 4/15/29(1)		1,021	890,714
5.25%, 10/1/30(1)		1,566	1,355,946
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,132	2,861,928
Open Text Corp., 3.875%, 2/15/28(1)		1,596	1,388,943
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,249,041
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)		412	383,632
8.25%, 2/1/28(1)		4,481	4,314,844
Seagate HDD Cayman:
4.091%, 6/1/29		803	712,662
9.625%, 12/1/32(1)		2,132	2,417,047
Sensata Technologies B.V., 5.00%, 10/1/25(1)		842	833,774
Sensata Technologies, Inc., 3.75%, 2/15/31(1)		3,219	2,736,753
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	925,375
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		2,295	$ 2,005,486
VM Consolidated, Inc., 5.50%, 4/15/29(1)		3,657	3,372,668
			$ 48,394,262
Telecommunications — 4.4%
Altice France Holding S.A., 10.50%, 5/15/27(1)		1,614	$ 1,388,694
Altice France S.A.:
5.125%, 7/15/29(1)		1,060	833,383
5.50%, 1/15/28(1)		1,052	875,548
8.125%, 2/1/27(1)		4,715	4,426,065
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		5,056	4,841,019
DKT Finance ApS, 9.375%, 6/17/23(1)		2,503	2,504,602
Iliad Holding SASU:
5.125%, 10/15/26(11)	EUR	100	103,902
6.50%, 10/15/26(1)		2,438	2,311,809
7.00%, 10/15/28(1)		1,349	1,268,714
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		2,163	1,906,111
6.75%, 10/15/27(1)		425	414,643
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		2,084	1,654,206
Sprint Capital Corp., 6.875%, 11/15/28		3,985	4,268,540
Sprint, LLC:
7.125%, 6/15/24		1,813	1,853,814
7.625%, 2/15/25		3,285	3,414,104
7.625%, 3/1/26		1,199	1,269,671
7.875%, 9/15/23		2,800	2,844,724
T-Mobile USA, Inc.:
2.25%, 2/15/26		844	783,443
2.625%, 2/15/29		2,505	2,193,090
2.875%, 2/15/31		903	773,035
4.75%, 2/1/28		1,095	1,085,907
Viasat, Inc., 5.625%, 4/15/27(1)		888	829,379
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	865,029
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(11)	GBP	1,106	1,146,996
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,100	999,587
Ziggo B.V., 4.875%, 1/15/30(1)		2,756	2,404,238
			$ 47,260,253
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)		3,386	$ 2,577,525
			$ 2,577,525

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utility — 3.1%
Calpine Corp.:
4.50%, 2/15/28(1)	1,810	$ 1,672,839
4.625%, 2/1/29(1)	1,060	922,604
5.00%, 2/1/31(1)	420	360,420
5.125%, 3/15/28(1)	3,554	3,222,272
Drax Finco PLC, 6.625%, 11/1/25(1)	2,026	1,978,024
FirstEnergy Corp.:
2.65%, 3/1/30	750	641,775
Series B, 4.15%, 7/15/27	2,275	2,176,947
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	2,400	2,115,295
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,628	1,534,366
NRG Energy, Inc.:
3.375%, 2/15/29(1)	970	803,118
3.625%, 2/15/31(1)	1,617	1,283,170
3.875%, 2/15/32(1)	3,164	2,467,501
5.25%, 6/15/29(1)	1,247	1,126,957
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,596	1,466,397
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	2,345	2,043,342
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,981	2,803,861
TransAlta Corp., 7.75%, 11/15/29	2,044	2,104,397
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	2,094	1,844,444
5.00%, 7/31/27(1)	2,344	2,209,197
		$ 32,776,926
Total Corporate Bonds (identified cost $993,158,894)		$ 915,301,147

Preferred Stocks — 0.4%
Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	147,488	$ 4,011,674
Total Preferred Stocks (identified cost $4,129,729)		$ 4,011,674

Senior Floating-Rate Loans — 3.7%(15)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.4%
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27	$3,909	$ 4,084,147
		$ 4,084,147
Gaming — 0.6%
Peninsula Pacific Entertainment, LLC, Term Loan, 13.00%, 12/24/29(16)	$2,150	$ 2,150,000
Spectacle Gary Holdings, LLC, Term Loan, 8.797%, (1 mo. USD LIBOR + 4.25%), 11/19/28	4,642	4,553,459
		$ 6,703,459
Healthcare — 0.8%
Jazz Financing Lux S.a.r.l., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$4,621	$ 4,622,021
Pluto Acquisition I, Inc., Term Loan, 8.735%, (3 mo. USD LIBOR + 4.00%), 6/22/26	2,834	2,065,239
Verscend Holding Corp., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 8/27/25	2,090	2,090,177
		$ 8,777,437
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 11.757%, (SOFR + 6.50%), 5/25/27	$2,077	$ 2,067,999
		$ 2,067,999
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 7.687%, (SOFR + 3.00%), 12/15/27	$3,845	$ 3,815,266
		$ 3,815,266
Services — 0.7%
AlixPartners, LLP, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$1,881	$ 1,880,965
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28	3,480	2,764,870
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.48%, (3 mo. USD LIBOR + 8.75%), 6.23% cash, 7.25% PIK, 2/28/25	2,632	2,707,815
		$ 7,353,650
Super Retail — 0.5%
Michaels Companies, Inc., Term Loan, 4/15/28(17)	$905	$ 831,016

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Super Retail (continued)
PetSmart, Inc., Term Loan, 8.411%, (SOFR + 3.75%), 2/11/28	$4,340	$ 4,316,537
		$ 5,147,553
Technology — 0.1%
Ciena Corporation, Term Loan, 1/18/30(17)	$670	$ 670,838
Riverbed Technology, Inc., Term Loan, 12.54%, (3 mo. USD LIBOR + 8.00%), 10.54% cash, 2.00% PIK, 12/7/26	1,223	538,010
		$ 1,208,848
Total Senior Floating-Rate Loans (identified cost $40,799,974)		$ 39,158,359

Miscellaneous — 0.4%
Security	Principal Amount/ Shares	Value
Containers — 0.0%
ACC Claims Holdings, LLC(4)(5)	8,415,190	$ 0
		$ 0
Gaming — 0.4%
PGP Investors, LLC, Membership Interests(4)(5)(6)	15,849	$ 4,711,087
		$ 4,711,087
Services — 0.0%(7)
Hertz Corp., Escrow Certificates(4)	$502,000	$ 42,670
		$ 42,670
Total Miscellaneous (identified cost $0)		$ 4,753,757

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(18)	32,767,022	$ 32,767,022
Total Short-Term Investments (identified cost $32,767,022)		$ 32,767,022
Total Investments — 97.8% (identified cost $1,121,957,678)		$1,044,032,032
Other Assets, Less Liabilities — 2.2%		$ 23,085,478
Net Assets — 100.0%		$1,067,117,510
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $742,807,260 or 69.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(4)	Non-income producing security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Restricted security.
(7)	Amount is less than 0.05%.
(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $18,345,512 or 1.7% of the Portfolio's net assets.
(12)	When-issued security.
(13)	Issuer is in default with respect to interest and/or principal payments.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Fixed-rate loan.
(17)	This Senior Loan will settle after January 31, 2023, at which time the interest rate will be determined.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	951,898	USD	715,809	Bank of America, N.A.	4/28/23	$ 126	$ —
USD	4,852	CAD	6,454	JPMorgan Chase Bank, N.A.	4/28/23	—	(3)
USD	710,622	CAD	945,444	UBS AG	4/28/23	—	(458)
USD	1,439,776	EUR	1,319,050	Bank of America, N.A.	4/28/23	—	(1,754)
USD	6,206,404	EUR	5,685,269	Citibank, N.A.	4/28/23	—	(6,768)
USD	7,968,573	EUR	7,298,404	Citibank, N.A.	4/28/23	—	(7,520)
USD	341,770	EUR	312,943	State Street Bank and Trust Company	4/28/23	—	(231)
USD	1,153,977	GBP	931,899	State Street Bank and Trust Company	4/28/23	2,988	—
						$3,114	$(16,734)
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At January 31, 2023, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$1,631,100
iFIT Health and Fitness, Inc.	10/06/22	514,080	1,799,280	359,856
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,015,405	$1,990,956
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/15/21	15,849	$ 0	$4,711,087
Total Miscellaneous			$0	$4,711,087
Total Restricted Securities			$2,015,405	$6,702,043
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $32,767,022, which represents 3.1% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$37,909,716	$108,401,586	$(113,544,280)	$ —	$ —	$32,767,022	$407,936	32,767,022
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 21,982,753	$ —	$ 21,982,753
Commercial Mortgage-Backed Securities	—	2,441,379	—	2,441,379
Common Stocks	14,780,999	18,079	1,990,956	16,790,034
Convertible Bonds	—	4,171,529	—	4,171,529
Convertible Preferred Stocks	2,643,091	11,287	—	2,654,378
Corporate Bonds	—	915,301,147	—	915,301,147
Preferred Stocks	4,011,674	—	—	4,011,674
Senior Floating-Rate Loans	—	39,158,359	—	39,158,359
Miscellaneous	—	42,670	4,711,087	4,753,757
Short-Term Investments	32,767,022	—	—	32,767,022
Total Investments	$54,202,786	$983,127,203	$6,702,043	$1,044,032,032
Forward Foreign Currency Exchange Contracts	$ —	$ 3,114	$ —	$ 3,114
Total	$54,202,786	$983,130,317	$6,702,043	$1,044,035,146
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (16,734)	$ —	$ (16,734)
Total	$ —	$ (16,734)	$ —	$ (16,734)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2022	$1,990,956	$0	$34,364,043	$36,354,999
Realized gains (losses)	(1,460,742)	(591,000)	37,689,526	35,637,784
Change in net unrealized appreciation (depreciation)	1,460,742	591,000	(29,357,584)	(27,305,842)
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	0	0	(37,984,898)	(37,984,898)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of January 31, 2023	$ 1,990,956	$ —	$ 4,711,087	$ 6,702,043
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2023	$ —	$ —	$ (4,024,734)	$ (4,024,734)

High Income Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2023:
Type of Investment	Fair Value as of January 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$1,631,100	Market approach	EBITDA multiple discount rate	15%	Decrease
Common Stocks	359,856	Discounted cash flow blended terminal value	Discount rate	25%	Increase
Miscellaneous	4,711,087	Market approach	Liquidity discount	15%	Decrease
Included in common stocks and miscellaneous are securities valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.